Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments received/given (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	£ 7,698	£ 7,515
Other commitments received	7,473	455
Total off-balance sheet commitments received	15,171	7,970
Contingent liabilities	25,800	23,746
Documentary credits and other short-term trade related transactions	1,748	1,584
Standby facilities, credit lines and other commitments	333,229	282,867
Total off-balance sheet	360,777	308,197
On demand
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	7,222	7,258
Other commitments received	7,473	455
Total off-balance sheet commitments received	14,695	7,713
Contingent liabilities	25,698	23,607
Documentary credits and other short-term trade related transactions	1,740	1,582
Standby facilities, credit lines and other commitments	333,192	282,867
Total off-balance sheet	360,630	308,056
Not more than three months
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	92	31
Other commitments received	0	0
Total off-balance sheet commitments received	92	31
Contingent liabilities	86	135
Documentary credits and other short-term trade related transactions	3	2
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	89	137
Over three months but not more than six months
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	102	21
Other commitments received	0	0
Total off-balance sheet commitments received	102	21
Contingent liabilities	14	4
Documentary credits and other short-term trade related transactions	5	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	19	4
Over six months but not more than nine months
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	10	10
Other commitments received	0	0
Total off-balance sheet commitments received	10	10
Contingent liabilities	1	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	1	0
Over nine months but not more than one year
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	46	12
Other commitments received	0	0
Total off-balance sheet commitments received	46	12
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	0	0
Over one year but not more than two years
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	16	4
Other commitments received	0	0
Total off-balance sheet commitments received	16	4
Contingent liabilities	1	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	37	0
Total off-balance sheet	38	0
Over two years but not more than three years
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	37	12
Other commitments received	0	0
Total off-balance sheet commitments received	37	12
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	0	0
Over three years but not more than five years
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	76	83
Other commitments received	0	0
Total off-balance sheet commitments received	76	83
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	0	0
Over five years but not more than ten years
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	96	65
Other commitments received	0	0
Total off-balance sheet commitments received	96	65
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	0	0
Greater than ten years
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	1	19
Other commitments received	0	0
Total off-balance sheet commitments received	1	19
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	£ 0	£ 0